Recoverable Taxes - Summary of Recoverable Taxes (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of recoverable taxes [line items]
Taxes other than income tax (PIS and COFINS)	$ 45	R$ 176	R$ 14,829
Withholding income taxes	1,515	5,869	4,467
Others	507	1,965	7,290
Total recoverable taxes	25,613	99,247	150,812
Current	15,282	59,214	80,047
Non-Current	10,332	40,033	70,765
Brazil [member]
Disclosure of recoverable taxes [line items]
VAT Taxes	23,245	90,069	107,965
International [member]
Disclosure of recoverable taxes [line items]
VAT Taxes	$ 301	R$ 1,168	R$ 16,261